Revenue from Contracts with Customers - Additional Information1 (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Remaining contract consideration for which revenue has not been recognized due to unsatisfied performance obligations	$ 500,000	$ 0
Remaining contract consideration, expected period to be recognized	6 months